Cybersecurity Risk Management, Strategy and Governance	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

Item 16K. Cybersecurity

Risk Management and Strategy

We have implemented a comprehensive process to assess, identify, and manage material risks arising from cybersecurity threats, encompassing both the disruption of business operations and the security of financial reporting systems.

Our cybersecurity risk management practices entail the development, implementation, and continuous improvement of policies and procedures aimed at safeguarding information and ensuring the availability of critical data and systems.

The cybersecurity program is underpinned by advanced security technologies supported by a team of experienced and trained experts with deep knowledge of best practices in this field. This program is designed with controls aimed at identifying, protecting, detecting, responding to, and recovering from information and cybersecurity incidents.

As part of our continuous evolution in cybersecurity, we have integrated artificial intelligence (AI) and machine learning (ML) into our protection solutions, enhancing our ability to detect and respond to cyber threats in real time. Additionally, we continue to carry out the design, deployment, and progressive implementation activities of a Zero Trust Network Access (ZTNA) architecture, reinforcing our approach to securing network access through a model based on continuous verification.

Our Company has a comprehensive framework for cybersecurity and information security, structured into four domains: Governance, Surveillance, Resilience, and Protection. This framework includes risk assessment and mitigation through a threat intelligence-based approach, application controls, and enhanced security against ransomware. We rely on recognized standards such as the International Organization for Standardization (ISO) 27001:2022, which we have adopted as part of our cybersecurity strategy, initiating the path towards the certification of our cybersecurity incident response management process. Furthermore, we have successfully achieved PCI DSS v4.0.1 certification for card-present transactions (TPV use scope), ensuring compliance with the highest security standards in payment processing.

To protect and monitor our technological environment, we utilize a combination of policies, software, training programs, and hardware solutions. This includes firewalls, unified threat management, intrusion prevention and detection systems, vulnerability and penetration testing, identity management systems, privileged account management systems, anti-malware systems, and cybersecurity risk management systems, among others.

Cybersecurity risk management falls under the responsibility of the cybersecurity and information security team, supervised by our Director of Sustainability, Quality, Innovation, and Information Technology (IT). We conduct annual awareness training on information security for employees involved in our systems and processes handling customer data, as well as system audits and additional specialized training. Additionally, we publish monthly cybersecurity awareness bulletins and conduct theoretical exercises to simulate responses to cybersecurity incidents, using findings to continuously improve our practices, procedures, and technologies.

Our Incident Response Plan coordinates activities to prepare for, detect, respond to, and recover from cybersecurity incidents, including processes for classification, severity assessment, escalation, containment, investigation, and remediation, as well as compliance with applicable legal obligations and mitigating damage to brand and reputation.

Our cybersecurity team conducts periodic testing of our controls through vulnerability scanning, and attack simulations. Additionally, in connection with our cybersecurity risk management processes, our program includes reviews and assessments conducted by third-party external and independent parties to evaluate our internal incident response readiness and help identify areas for focus and continuous improvement.

Our cybersecurity risk management processes do not extend to the oversight and identification of threats associated with our use of third-party service providers, that assesses risks from vendors and suppliers.

Over the past three fiscal years, we have not experienced any material information security breaches, and expenses related to such incidents have not been material, including penalties and settlements. However, we cannot guarantee that we will not be materially affected by such risks or incidents in the future. See “Risk Factors” in Item 3 of this Annual Report on Form 20-F for more information on our cybersecurity related risks.

Governance

Our Audit Committee, as a cornerstone of our corporate governance structure, is primarily responsible for the oversight of risks from cybersecurity threats. To fulfill this responsibility, our Audit Committee receives comprehensive quarterly reports on cybersecurity and information security. These reports, prepared by the Manager of Cybersecurity and Information Security and presented by our Director of Sustainability, Quality, Innovation, and Information Technology, provide a complete overview of the Company’s digital security condition. The reports include a detailed assessment of various critical aspects of cybersecurity. This ranges from detected threats to an analysis of cybersecurity governance processes, evaluations of the status of ongoing projects to strengthen internal security, and reviews of prevention and mitigation efforts, along with an assessment of the results obtained from security breach simulations, such as penetration tests and incident response exercises.

In addition to the quarterly reports, additional updates are provided to the Audit Committee as needed, in response to significant events, regulatory changes, or cyber emergencies. This practice ensures continuous and adaptive surveillance against constantly evolving digital threats.

Furthermore, the Manager of Cybersecurity and Information Security maintain ongoing communication and participates in regular meetings with the Director of Sustainability, Quality, Innovation, and Information Technology to provide continuous oversight of the Company’s performance across the various phases of the cybersecurity lifecycle. These interactions cover activities ranging from proactive preparation and prevention to early detection, agile response, and effective recovery, allowing for a systematic review of progress, challenges, strengths, and areas for improvement. This approach supports a current and accurate understanding of the Company’s cybersecurity posture and informs strategic and tactical decisions aimed at continuously strengthening our cybersecurity capabilities.

Our Board of Directors retains responsibility for overseeing our overall risk management systems and processes, and the Audit Committee provides quarterly reports to the full Board of Directors on cybersecurity risk. As a result, the members of the Board of Directors stay appraised of all relevant updates, as well as of the rapidly evolving cyber threat landscape, and provide guidance to management as appropriate to address the effectiveness of our overall data privacy and cybersecurity program.

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]	we have integrated artificial intelligence (AI) and machine learning (ML) into our protection solutions, enhancing our ability to detect and respond to cyber threats in real time.Our Company has a comprehensive framework for cybersecurity and information security, structured into four domains: Governance, Surveillance, Resilience, and Protection. This framework includes risk assessment and mitigation through a threat intelligence-based approach, application controls, and enhanced security against ransomware.
Cybersecurity Risk Management Third Party Engaged [Flag]	true
Cybersecurity Risk Third Party Oversight and Identification Processes [Flag]	true
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Board of Directors Oversight [Text Block]

Governance

Our Audit Committee, as a cornerstone of our corporate governance structure, is primarily responsible for the oversight of risks from cybersecurity threats. To fulfill this responsibility, our Audit Committee receives comprehensive quarterly reports on cybersecurity and information security. These reports, prepared by the Manager of Cybersecurity and Information Security and presented by our Director of Sustainability, Quality, Innovation, and Information Technology, provide a complete overview of the Company’s digital security condition. The reports include a detailed assessment of various critical aspects of cybersecurity. This ranges from detected threats to an analysis of cybersecurity governance processes, evaluations of the status of ongoing projects to strengthen internal security, and reviews of prevention and mitigation efforts, along with an assessment of the results obtained from security breach simulations, such as penetration tests and incident response exercises.

In addition to the quarterly reports, additional updates are provided to the Audit Committee as needed, in response to significant events, regulatory changes, or cyber emergencies. This practice ensures continuous and adaptive surveillance against constantly evolving digital threats.

Furthermore, the Manager of Cybersecurity and Information Security maintain ongoing communication and participates in regular meetings with the Director of Sustainability, Quality, Innovation, and Information Technology to provide continuous oversight of the Company’s performance across the various phases of the cybersecurity lifecycle. These interactions cover activities ranging from proactive preparation and prevention to early detection, agile response, and effective recovery, allowing for a systematic review of progress, challenges, strengths, and areas for improvement. This approach supports a current and accurate understanding of the Company’s cybersecurity posture and informs strategic and tactical decisions aimed at continuously strengthening our cybersecurity capabilities.

Our Board of Directors retains responsibility for overseeing our overall risk management systems and processes, and the Audit Committee provides quarterly reports to the full Board of Directors on cybersecurity risk. As a result, the members of the Board of Directors stay appraised of all relevant updates, as well as of the rapidly evolving cyber threat landscape, and provide guidance to management as appropriate to address the effectiveness of our overall data privacy and cybersecurity program.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Audit Committee, as a cornerstone of our corporate governance structure, is primarily responsible for the oversight of risks from cybersecurity threats. To fulfill this responsibility, our Audit Committee receives comprehensive quarterly reports on cybersecurity and information security. These reports, prepared by the Manager of Cybersecurity and Information Security and presented by our Director of Sustainability, Quality, Innovation, and Information Technology, provide a complete overview of the Company’s digital security condition. The reports include a detailed assessment of various critical aspects of cybersecurity. This ranges from detected threats to an analysis of cybersecurity governance processes, evaluations of the status of ongoing projects to strengthen internal security, and reviews of prevention and mitigation efforts, along with an assessment of the results obtained from security breach simulations, such as penetration tests and incident response exercises.

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

Our Board of Directors retains responsibility for overseeing our overall risk management systems and processes, and the Audit Committee provides quarterly reports to the full Board of Directors on cybersecurity risk. As a result, the members of the Board of Directors stay appraised of all relevant updates, as well as of the rapidly evolving cyber threat landscape, and provide guidance to management as appropriate to address the effectiveness of our overall data privacy and cybersecurity program.

Cybersecurity Risk Role of Management [Text Block]

Cybersecurity risk management falls under the responsibility of the cybersecurity and information security team, supervised by our Director of Sustainability, Quality, Innovation, and Information Technology (IT). We conduct annual awareness training on information security for employees involved in our systems and processes handling customer data, as well as system audits and additional specialized training. Additionally, we publish monthly cybersecurity awareness bulletins and conduct theoretical exercises to simulate responses to cybersecurity incidents, using findings to continuously improve our practices, procedures, and technologies.

Our Incident Response Plan coordinates activities to prepare for, detect, respond to, and recover from cybersecurity incidents, including processes for classification, severity assessment, escalation, containment, investigation, and remediation, as well as compliance with applicable legal obligations and mitigating damage to brand and reputation.

Our cybersecurity team conducts periodic testing of our controls through vulnerability scanning, and attack simulations. Additionally, in connection with our cybersecurity risk management processes, our program includes reviews and assessments conducted by third-party external and independent parties to evaluate our internal incident response readiness and help identify areas for focus and continuous improvement.

Our cybersecurity risk management processes do not extend to the oversight and identification of threats associated with our use of third-party service providers, that assesses risks from vendors and suppliers.
Cybersecurity Risk Management Positions or Committees Responsible [Flag]	true
Cybersecurity Risk Management Positions or Committees Responsible [Text Block]	our Audit Committee receives comprehensive quarterly reports on cybersecurity and information security. These reports, prepared by the Manager of Cybersecurity and Information Security and presented by our Director of Sustainability, Quality, Innovation, and Information Technology, provide a complete overview of the Company’s digital security condition. The reports include a detailed assessment of various critical aspects of cybersecurity. This ranges from detected threats to an analysis of cybersecurity governance processes, evaluations of the status of ongoing projects to strengthen internal security, and reviews of prevention and mitigation efforts, along with an assessment of the results obtained from security breach simulations, such as penetration tests and incident response exercises.
Cybersecurity Risk Management Expertise of Management Responsible [Text Block]

Our Incident Response Plan coordinates activities to prepare for, detect, respond to, and recover from cybersecurity incidents, including processes for classification, severity assessment, escalation, containment, investigation, and remediation, as well as compliance with applicable legal obligations and mitigating damage to brand and reputation.

Cybersecurity Risk Process for Informing Management or Committees Responsible [Text Block]

Cybersecurity risk management falls under the responsibility of the cybersecurity and information security team, supervised by our Director of Sustainability, Quality, Innovation, and Information Technology (IT). We conduct annual awareness training on information security for employees involved in our systems and processes handling customer data, as well as system audits and additional specialized training. Additionally, we publish monthly cybersecurity awareness bulletins and conduct theoretical exercises to simulate responses to cybersecurity incidents, using findings to continuously improve our practices, procedures, and technologies.

Cybersecurity Risk Management Positions or Committees Responsible Report to Board [Flag]	true